STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
For the years ended December 31, 2021, 2020 and 2019, the components of stock-based compensation expense were as follows:

	Year ended December 31,
	2021	2020	2019
Stock options	$16,170	$1,560	$3,667
Restricted stock units	14,615	—	—
Capitalized costs (1)	(901)	(35)	(133)
Total stock-based compensation	$29,884	$1,525	$3,534
__________________
(1)Included in internally developed software on the consolidated balance sheets.
Schedule of the Employee and Nonemployee Stock Options
A summary of the status of the employee and non-employee stock options as of December 31, 2021, and changes during 2021, is presented below (the number of options represents ordinary shares exercisable in respect thereof):

	Options Outstanding(1)	Weighted Average Exercise Price(1)	Aggregate Intrinsic Value
Balance at December 31, 2020	21,651,225	$0.63
Options forfeited	(920,583)	$1.80
Options expired	(262,948)	$0.93
Options exercised	(6,246,083)	$0.59
Options granted	788,045	$3.92
Balance at December 31, 2021	15,009,656	$0.75	$102,369
Exercisable at December 31, 2021	10,662,625	$0.62	$74,136
__________________
(1)Options outstanding and weighted average exercise price have been retroactively adjusted to give effect to the Exchange Ratio.

Schedule of the Assumptions Used to Estimate the Fair Value of Stock Options Granted
The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year ended December 31,
	2021	2020	2019
Expected term	6 years	6 years	6 years
Volatility	49.01% - 49.29%	48.89% - 49.49%	47.60% - 48.84%
Risk-free interest rate	0.50% - 0.63%	0.26% - 0.67%	1.45% - 2.62%
Dividend yield	0%	0%	0%

Share-based Payment Arrangement, Restricted Stock Unit, Activity
A summary of the equity-based RSUs as of December 31, 2021 is presented below.

	Number of RSUs	Weighted Average Grant Date Fair Value (per unit)
Balance at December 31, 2020	—	$—
Granted	7,105,478	$12.23
Vested	(383,211)	$13.03
Forfeited	(244,754)	$13.11
Balance at December 31, 2021	6,477,513	$12.14
Stock-based compensation expense is recognized on a straight-line basis through the vesting date of the RSUs. The unrecognized stock-based compensation expense related to the unvested RSUs was $69.1 million as of December 31, 2021 and will be expensed over a weighted-average period of 2.5 years.
Liability-based
A summary of the liability-based RSUs as of December 31, 2021 is presented below.

Number of RSUs
Balance at December 31, 2020	—
Granted	23,896
Vested	(2,540)
Forfeited	—
Balance at December 31, 2021	21,356